Significant Accounting Policies - Schedule of Concentration of Customers (Details) - Customer Concentration Risk [Member]				3 Months Ended			9 Months Ended
	Mar. 31, 2025		Jun. 30, 2024	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2025		Mar. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk				25.00%		16.00%	27.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk	34.00%		32.00%							[1]
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk				37.00%		21.00%	29.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk	47.00%		20.00%						16.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk					[1]	29.00%	11.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		[1]	15.00%						39.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk					[1]	16.00%		[1]
Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk	14.00%		15.00%						15.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk					[1]	10.00%		[1]
Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		[1]	14.00%						10.00%

[1]	Less than 10%.